Account receivable, net (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Credit Loss [Abstract]
Schedule of account receivable

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Accounts receivable	38,384	47,623	36,598
Less: allowance for credit losses	-	-	-
Total accounts receivable	38,384	47,623	36,598

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Accounts receivable	436,196	38,384	29,402
Less: allowance for credit losses	(23,607)	-	-
Total accounts receivable	412,589	38,384	29,402

Schedule of allowance doubtful accounts

Movement of allowance for credit losses are as follows:

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Allowance for credit losses, beginning balance	21,032	23,607	18,083
Addition	2,575	19,217	14,720
Write off	-	(42,824)	(32,803)
Allowance for credit losses, ending balance	23,607	-	-